Note 12 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 75	$ 23,900	$ 9,700
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			10 years
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares)	42,898		17,376
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 870		$ 3,200
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 5 months 1 day
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares)	116,783		56,649
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 2.43		$ 4.38
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 5,900		$ 5,400
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	9 months 10 days		1 year 5 months 8 days